Stockholders' Equity - Common Stock (Details)							3 Months Ended	12 Months Ended
	Nov. 13, 2024 shares	Mar. 14, 2024 shares	Jun. 09, 2023 shares	May 25, 2023 shares	Nov. 25, 2021 USD ($) shares	May 27, 2021 USD ($) shares	Mar. 31, 2025 Vote $ / shares shares	Dec. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 Vote $ / shares shares	Sep. 30, 2024 shares	Sep. 11, 2024 $ / shares	Mar. 31, 2024 shares
Stockholders' Equity
Common stock, par value (In dollars per share) | $ / shares											$ 0.0001
Number of shares exercised their right to redeem	1,125,126
Sponsor
Stockholders' Equity
Common stock, shares outstanding				4,200,000
Class A common stock
Stockholders' Equity
Common stock, shares authorized							200,000,000	200,000,000	200,000,000
Common stock, par value (In dollars per share) | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Common stock, number of votes per share | Vote							1	1	1
Common stock, shares issued				27,200,000			4,237,987	4,237,987	8,350,065	5,363,113
Common stock, shares outstanding				27,200,000			4,237,987	4,237,987	8,350,065	5,363,113
Class A common stock subject to redemption
Stockholders' Equity
Common stock subject to possible redemption, shares outstanding	37,987	1,163,113	4,150,065	23,000,000			37,987	37,987	4,150,065
Number of shares exercised their right to redeem		2,986,952	18,849,935
Class A ordinary shares subject to possible redemption, issued (in shares)	37,987	1,163,113	4,150,065				37,987	37,987	4,150,065	1,163,113
Class A common stock not subject to redemption
Stockholders' Equity
Number of shares converted				4,200,000				4,200,000	4,200,000
Common stock, shares issued							4,200,000	4,200,000	4,200,000
Common stock, shares outstanding				4,200,000			4,200,000	4,200,000	4,200,000
Common stock subject to possible redemption, shares outstanding				23,000,000
Class B common stock
Stockholders' Equity
Common stock, shares authorized							20,000,000	20,000,000	20,000,000
Common stock, par value (In dollars per share) | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Common stock, number of votes per share | Vote							1	1	1
Common stock, shares issued				1,550,000			1,550,000	1,550,000	1,550,000
Common stock, shares outstanding				1,550,000	5,750,000		1,550,000	1,550,000	1,550,000
Issuance of Class B common stock to Sponsor (in shares)						7,187,500
Issuance of Class B common stock to Sponsor | $						$ 25,000
Shares forfeited					1,437,500
Consideration for shares forfeited | $					$ 0
Number of Class A common stock issued upon conversion of each share (in shares)							1	1
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares (in shares)							20.00%	20.00%
Class B common stock | Sponsor
Stockholders' Equity
Number of shares converted				4,200,000
Common stock, shares outstanding							312,506	312,506
Aggregate of non redemption shares transferred				1,499,996			1,237,494	1,237,494				166,666